VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Outstanding Obligations Under Capital Leases: [Abstract]
2015	$ 82,402
2016	139,256
2017	102,451
2018	96,292
2019	87,690
Thereafter	330,064
Minimum lease payments	838,155
Less: imputed interest	(194,474)
Present value of obligations under capital leases	$ 643,681
Vessels under capital leases	21	24
Vessels leased from Ship Finance	17	20
Initial terms of leases, minimum	12 years
Initial terms of leases, maximum	22 years
Remaining periods on these leases, minimum	1 year
Remaining periods on these leases, maximum	12 years